Annual Total Returns [BarChart] - Voya Solution Aggressive Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011
2012
2013
2014	6.10%
2015	(1.32%)
2016	6.41%
2017	21.71%
2018	(11.18%)
2019	24.94%
2020	15.53%